UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
December 31, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--10.2%
Cablevision Systems (NY Group),
Cl. A	54,400	773,568
ITT Educational Services	17,600a,b	1,001,264
Kohl's	30,300	1,495,305
O'Reilly Automotive	37,800b	3,022,110
Viacom, Cl. B	25,500	1,157,955
Weight Watchers International	37,000a	2,035,370
Wynn Resorts	20,600	2,276,094
		11,761,666
Consumer Staples--16.1%
Coca-Cola Enterprises	112,500	2,900,250
Constellation Brands, Cl. A	122,500b	2,532,075
CVS Caremark	3,600	146,808
Dr. Pepper Snapple Group	74,000	2,921,520
Hormel Foods	29,600	866,984
Kroger	114,400	2,770,768
Philip Morris International	58,600	4,598,928
Walgreen	53,000	1,752,180
		18,489,513
Energy--14.2%
Chevron	29,700	3,160,080
ConocoPhillips	22,100	1,610,427
Exxon Mobil	85,700	7,263,932
Helmerich & Payne	36,400	2,124,304
Marathon Oil	73,200	2,142,564
		16,301,307
Financial--4.9%
Discover Financial Services	96,100	2,306,400
Leucadia National	70,600	1,605,444
Moody's	50,600a	1,704,208

		5,616,052
Health Care--15.3%
Abbott Laboratories	2,300	129,329
Aetna	60,500	2,552,495
Agilent Technologies	78,300b	2,735,019
Amgen	39,900	2,561,979
Covance	3,200b	146,304
Eli Lilly & Co.	70,900	2,946,604
IDEXX Laboratories	10,200a,b	784,992
St. Jude Medical	46,800	1,605,240
United Therapeutics	32,600b	1,540,350
Watson Pharmaceuticals	2,200b	132,748
WellPoint	38,100	2,524,125
		17,659,185
Industrial--8.2%
Cummins	28,200	2,482,164
Dun & Bradstreet	21,600	1,616,328
Fluor	35,600	1,788,900
General Dynamics	7,300	484,793
Pitney Bowes	122,600a	2,273,004
URS	4,400b	154,528
WABCO Holdings	13,900b	603,260
		9,402,977
Information Technology--24.0%
Activision Blizzard	183,000	2,254,560
Apple	23,179b	9,387,495
BMC Software	19,500b	639,210
CA	96,200	1,944,683
Fiserv	17,600b	1,033,824
IAC/InterActiveCorp	11,100	472,860
International Business Machines	18,200	3,346,616
Microsoft	183,201	4,755,898
Motorola Solutions	30,800	1,425,732
Oracle	71,900	1,844,235
Symantec	40,100b	627,565
		27,732,678
Materials--4.7%

CF Industries Holdings	18,100	2,624,138
Freeport-McMoRan Copper & Gold	66,800	2,457,572
Sealed Air	16,900	290,849
		5,372,559
Telecommunication Services--1.0%
AT&T	38,100	1,152,144
Utilities--1.1%
Wisconsin Energy	37,600	1,314,496
Total Common Stocks
(cost $110,856,084)		114,802,577

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $838,926)	838,926[c]	838,926
Investment of Cash Collateral for
Securities Loaned--6.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,329,844)	7,329,844[c]	7,329,844
Total Investments (cost $119,024,854)	106.8%	122,971,347
Liabilities, Less Cash and Receivables	(6.8%)	(7,825,176)
Net Assets	100.0%	115,146,171

a	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $7,095,837 and the value of the collateral held by the fund was $7,329,844.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $119,024,854. Net unrealized appreciation on investments was $3,946,493 of which $9,655,666 related to appreciated investment securities and $5,709,173 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

Information Technology	24.0
Consumer Staples	16.1
Health Care	15.3
Energy	14.2
Consumer Discretionary	10.2
Industrial	8.2
Money Market Investments	7.1
Financial	4.9
Materials	4.7
Utilities	1.1
Telecommunication Services	1.0
106.8
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	114,802,577	-	-	114,802,577
Mutual Funds	8,168,770	-	-	8,168,770
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Research Core Fund
December 31, 2011 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--13.1%
Amazon.com	22,130a	3,830,703
Dick's Sporting Goods	26,360	972,157
DIRECTV, Cl. A	36,120a	1,544,491
Johnson Controls	58,230	1,820,270
Limited Brands	53,690	2,166,391
Macy's	87,400	2,812,532
Newell Rubbermaid	101,420	1,637,933
Nordstrom	36,930	1,835,790
Omnicom Group	25,830	1,151,501
Priceline.com	4,840a	2,263,716
PVH	18,270	1,287,852
Royal Caribbean Cruises	66,520	1,647,700
Target	21,490	1,100,718
Under Armour, Cl. A	15,880a,b	1,140,025
Viacom, Cl. B	44,290	2,011,209
		27,222,988
Consumer Staples--10.7%
Coca-Cola Enterprises	50,270	1,295,961
ConAgra Foods	61,980	1,636,272
Energizer Holdings	27,860a	2,158,593
Kraft Foods, Cl. A	71,020	2,653,307
PepsiCo	56,870	3,773,325
Philip Morris International	45,540	3,573,979
Procter & Gamble	83,550	5,573,621
Whole Foods Market	22,490	1,564,854
		22,229,912
Energy--10.2%
Cameron International	26,980a	1,327,146
Chevron	25,910	2,756,824
ENSCO, ADR	44,190	2,073,395
EOG Resources	25,620	2,523,826

EQT	20,640	1,130,866
National Oilwell Varco	28,190	1,916,638
Occidental Petroleum	22,880	2,143,856
Pioneer Natural Resources	24,730	2,212,840
Schlumberger	55,370	3,782,325
Southwestern Energy	40,830a	1,304,110
		21,171,826
Financial--8.8%
Ameriprise Financial	45,580	2,262,591
Discover Financial Services	85,130	2,043,120
Federated Investors, Cl. B	71,920b	1,089,588
IntercontinentalExchange	15,120a	1,822,716
Prudential Financial	39,650	1,987,258
U.S. Bancorp	73,300	1,982,765
Unum Group	81,000	1,706,670
Wells Fargo & Co.	195,810	5,396,524
		18,291,232
Health Care--13.6%
Agilent Technologies	34,160a	1,193,209
Alexion Pharmaceuticals	19,980a	1,428,570
Allergan	19,070	1,673,202
Biogen Idec	17,130a	1,885,157
Bristol-Myers Squibb	33,560	1,182,654
Celgene	29,150a	1,970,540
Gilead Sciences	40,340a	1,651,116
Johnson & Johnson	65,030	4,264,667
McKesson	30,240	2,355,998
Omnicare	74,820b	2,577,549
Perrigo	12,200	1,187,060
Pfizer	264,790	5,730,056
WellCare Health Plans	18,930a	993,825
		28,093,603
Industrial--11.3%
Caterpillar	61,920	5,609,952
Cooper Industries	55,420	3,000,993
Cummins	29,930	2,634,439
Danaher	70,870	3,333,725
Dover	51,390	2,983,190

Eaton	75,600	3,290,868
Precision Castparts	15,090	2,486,681
		23,339,848
Information Technology--23.2%
Analog Devices	15,000	536,700
Apple	26,030a	10,542,150
Broadcom, Cl. A	33,760a	991,194
Citrix Systems	18,500a	1,123,320
Cypress Semiconductor	96,420a	1,628,534
Electronic Arts	64,580a	1,330,348
EMC	118,650a	2,555,721
F5 Networks	16,380a	1,738,246
Google, Cl. A	9,190a	5,935,821
Intuit	28,750	1,511,962
MasterCard, Cl. A	5,040	1,879,013
Oracle	112,420	2,883,573
Paychex	57,440	1,729,518
QUALCOMM	114,880	6,283,936
Riverbed Technology	75,170a	1,766,495
SanDisk	41,410a	2,037,786
Teradata	31,260a	1,516,423
Texas Instruments	69,830	2,032,751
		48,023,491
Materials--5.0%
Air Products & Chemicals	25,510	2,173,197
Cliffs Natural Resources	25,840	1,611,124
Eastman Chemical	41,850	1,634,661
Freeport-McMoRan Copper & Gold	69,890	2,571,253
Monsanto	34,170	2,394,292
		10,384,527
Utilities--2.7%
American Electric Power	44,930	1,856,058
Exelon	54,280	2,354,124
NextEra Energy	21,040	1,280,915
		5,491,097
Total Common Stocks
(cost $185,640,711)		204,248,524

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,682,194)	3,682,194[c]	3,682,194
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,459,736)	4,459,736[c]	4,459,736
Total Investments (cost $193,782,641)	102.5%	212,390,454
Liabilities, Less Cash and Receivables	(2.5%)	(5,214,731)
Net Assets	100.0%	207,175,723

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $4,311,632 and the value of the collateral held by the fund was $4,459,736.
c	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $193,782,641.

Net unrealized appreciation on investments was $18,607,813 of which $24,999,714 related to appreciated investment securities and $6,391,901 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.2
Health Care	13.6
Consumer Discretionary	13.1
Industrial	11.3
Consumer Staples	10.7
Energy	10.2
Financial	8.8
Materials	5.0
Money Market Investments	3.9
Utilities	2.7
102.5

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	202,175,129		-	-	202,175,129
Equity Securities - Foreign+	2,073,395		-	-	2,073,395
Mutual Funds	8,141,930		-	-	8,141,930
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Core Fund
December 31, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--16.0%
Aaron's	74,400	1,984,992
American Greetings, Cl. A	96,632	1,208,866
Bob Evans Farms	9,400	315,276
Dillard's, Cl. A	44,000	1,974,720
GameStop, Cl. A	88,900a	2,145,157
ITT Educational Services	40,200a	2,286,978
O'Reilly Automotive	32,500a	2,598,375
Penn National Gaming	20,900a	795,663
Scholastic	31,100	932,067
TRW Automotive Holdings	14,100a	459,660
Tupperware Brands	3,400	190,298
Wynn Resorts	18,300	2,021,967
		16,914,019
Consumer Staples--7.0%
Church & Dwight	71,900	3,290,144
Constellation Brands, Cl. A	127,500a	2,635,425
Universal	31,100	1,429,356
		7,354,925
Energy--9.1%
Helmerich & Payne	39,000	2,276,040
HollyFrontier	101,100	2,365,740
Marathon Oil	6,300	184,401
Plains Exploration & Production	35,100a	1,288,872
Superior Energy Services	44,100a	1,254,204
Valero Energy	104,300	2,195,515
		9,564,772
Financial--16.9%
Apartment Investment & Management,
Cl. A	17,000b	389,470
Comerica	57,100	1,473,180

Commonwealth REIT	36,800b	612,352
Discover Financial Services	59,000	1,416,000
Federal Realty Investment Trust	5,100b	462,825
Huntington Bancshares	463,200	2,542,968
KeyCorp	356,800	2,743,792
Mack-Cali Realty	61,600b	1,644,104
Rayonier	76,350b	3,407,501
Reinsurance Group of America	59,300	3,098,425
		17,790,617
Health Care--11.4%
Agilent Technologies	14,000a	489,020
Cooper	33,700	2,376,524
Covance	52,700a	2,409,444
Humana	2,000	175,220
Life Technologies	6,800a	264,588
PerkinElmer	96,800	1,936,000
ResMed	100,300a	2,547,620
United Therapeutics	10,700a	505,575
Watson Pharmaceuticals	12,800a	772,352
WellCare Health Plans	11,200a	588,000
		12,064,343
Industrial--13.2%
AGCO	54,400a	2,337,568
Alaska Air Group	38,600a	2,898,474
Corrections Corp. of America	82,200a	1,674,414
Gardner Denver	13,400	1,032,604
Landstar System	33,300	1,595,736
Toro	18,000	1,091,880
URS	76,900a	2,700,728
WABCO Holdings	3,000a	130,200
Waste Connections	14,250	472,245
		13,933,849
Information Technology--11.4%
Arrow Electronics	17,900a	669,639
BMC Software	63,800a	2,091,364
CA	40,900	826,794
Fair Isaac	38,200	1,369,088
Plantronics	79,100	2,819,124

Tech Data	50,800a	2,510,028
Vishay Intertechnology	19,900a	178,901
VistaPrint	50,700a	1,551,420
		12,016,358
Materials--8.6%
CF Industries Holdings	1,500	217,470
Domtar	34,400	2,750,624
Kronos Worldwide	45,000	811,800
Minerals Technologies	36,600	2,068,998
Sealed Air	90,600	1,559,226
Sensient Technologies	22,200	841,380
Worthington Industries	48,300	791,154
		9,040,652
Utilities--6.0%
AES	206,600a	2,446,144
Aqua America	56,200	1,239,210
Cleco	68,600	2,613,660
		6,299,014
Total Common Stocks
(cost $107,674,256)		104,978,549

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $480,208)	480,208[c]	480,208
Total Investments (cost $108,154,464)	100.1%	105,458,757
Liabilities, Less Cash and Receivables	(.1%)	(109,743)
Net Assets	100.0%	105,349,014

REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $108,154,464. Net unrealized depreciation on investments was $2,695,707 of which $6,888,092 related to appreciated investment securities and $9,583,799 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	16.9
Consumer Discretionary	16.0
Industrial	13.2
Health Care	11.4
Information Technology	11.4
Energy	9.1
Materials	8.6
Consumer Staples	7.0
Utilities	6.0
Money Market Investment	.5
100.1
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	103,427,129	-	-	103,427,129
Equity Securities - Foreign+	1,551,420	-	-	1,551,420
Mutual Funds	480,208	-	-	480,208
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)